Administrative Office: 6400 C. Street S.W. Cedar Rapids, IA 52499

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

Re:	PFL Variable Annuity Fund II
File No. 811-02411, CIK 0000078011
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the Annual report of the underlying funds of the following underlying management investment companies:

•	VOYA Funds Trust (CIK: 0001066602).
•	VOYA Series Fund, Inc. (CIK: 0000877233).
•	VOYA Investor Trust. (CIK: 0000837276).

This filing constitutes the filing of those reports as required by rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Annual report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brian G. Stallworth

Brian G. Stallworth

Assistant Secretary

Transamerica Life Insurance Company